INVENTORIES	0 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:
Inventories consisted of the following:
	September 30,	December 31,
	2011	2010

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,378	$1,948
Raw and packaging materials	1,483	1,237
Products in process	679	579

	4,540	3,764
Materials in transit and payments on account	130	102

	$4,670	$3,866